Income taxes (Details 2)	11 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	34.00%
State income taxes, net of federal benefit	39.60%
Change in valuation allowance	37.96%
Effective rate of income tax	0.00%